Lease Arrangements - Right-of-use Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 41,914.0	$ 32,734.4		$ 1,363.9
Additions to right-of-use assets	12,610.7	7,769.8	$ 13,481.2
Depreciation of right-of-use assets	3,073.0	2,556.2	2,681.6
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	38,525.8	29,778.6
Depreciation of right-of-use assets	2,119.8	1,825.7	1,312.9
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3,356.7	2,918.1
Depreciation of right-of-use assets	928.7	707.9	569.5
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2.9	3.4
Depreciation of right-of-use assets	0.9	0.5	775.8
Office equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	28.6	34.3
Depreciation of right-of-use assets	$ 23.6	$ 22.1	$ 23.4